Taxation - Reconciliations of income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Reconciliations of the income tax expenses
Loss before income tax expense	¥ (152,812)	$ (23,978)	¥ (188,877)	¥ (2,417,874)
Income tax credit computed at PRC statutory income tax rate of 25%	(38,203)		(47,219)	(604,468)
Tax effect of tax-exempt entity and preferential tax rate	(89,928)		30,140	230,669
Tax effect of Super Deduction and others	(314,141)		(144,503)	(121,177)
Nondeductible expenses	318,185		21,511	27,031
Change in valuation allowance	292,730		117,224	¥ 467,945
Income tax (benefit)/ expenses	¥ 168,643	$ 26,464	¥ (22,847)
PRC statutory tax rate (in percent)	25.00%	25.00%